Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lease liabilities.
Current	$ 88,469	$ 87,240
Non-current	513,534	517,289
Total lease liabilities	602,003	$ 604,529
Lease payments	$ 32,200